Deutsche Investment Management Americas Inc.
                                   One Beacon Street
                                   Boston, MA 02108

                                   December 2, 2008



Securities and Exchange Commission
100 F Street, N.E.
Washington, DC  20549


RE: DWS Core Plus Allocation Fund and DWS Disciplined Market Neutral Fund (the "Funds"), each a series of DWS Equity Trust (the "Trust") (Reg. Nos. 333-43815, 811-08599)


Ladies and Gentlemen:

Pursuant to Rule 497(j) under the Securities Act of 1933, as amended, the Trust hereby certifies that the form of Prospectuses and Statements of Additional Information that would have been filed on behalf of the Funds pursuant to Rule 497(c) upon the effectiveness of Post-Effective Amendment No. 32 to the Trust's Registration Statement on Form N-1A (the "Amendment"), do not differ from that contained in the Amendment, which is the most recent Amendment to such Registration Statement and was filed electronically on November 25, 2008.

Any comments or questions on this filing should be directed to the undersigned at (617) 295-3357.


                                   Very truly yours,


                                   /s/Thomas H. Connors
                                   Thomas H. Connors, Esq.
                                   Director and Senior Counsel
                                   Deutsche Investment Management Americas Inc.

cc:      Jose Del Real, Vedder Price, P.C.